                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [X]; Amendment Number: 1


This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CITADEL ADVISORS LLC
Address: 131 SOUTH DEARBORN
         CHICAGO, IL 60603

13F File Number: 28-13183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PATRICIA A. STASNY
Title:   GLOBAL CONTROLLER
Phone:   (312) 395-4366

Signature, Place, and Date of Signing:


    /s/ PATRICIA A. STASNY                CHICAGO, ILLINOIS          11/24/2010
---------------------------------         -----------------          ----------
           [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:          4
Form 13F Information Table Value Total:    $17,267
                                        (THOUSANDS)

List of Other Included Managers:

NO.    FORM 13F FILE NUMBER     NAME
---    --------------------     ----
1      28-13182                 Citadel Holdings I LP

                                    FORM 13F
                 Name of Reporting Manager Citadel Advisors LLC

Page 1 of 1                                                                                                           (SEC USE ONLY)



                   ITEM 1:               ITEM 2:  ITEM 3:    ITEM 4:          ITEM 5:         ITEM 6:      ITEM 7:     ITEM 8:
                                                                       SHRS
                                         TITLE               VALUE      OR                                         VOTING AUTHORITY
                                           OF                 (IN       PRN           PUT/   INVESTMENT    OTHER   -----------------
               NAME OF ISSUER            CLASS     CUSIP   THOUSANDS)   AMT   SH/PRN  CALL   DISCRETION   MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTERNATIONAL INC Cmn    91911K902     2,548  101,700   Sh    Call Shared-defined     1   101,700
VALEANT PHARMACEUTICALS INTERNATIONAL INC Cmn    91911K952     1,355   54,100   Sh    Put  Shared-defined     1    54,100
VALEANT PHARMACEUTICALS INTERNATIONAL INC Cmn    91911K102       976   38,967   Sh         Shared-defined     1    38,967
VALEANT PHARMACEUTICALS INTERNATIONAL INC Cmn    91911K102    12,388  494,514   Sh         Shared-defined    --   494,514
                           COLUMN TOTALS                      17,267
                        LONG MARKET VALUE                     17,267